Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

The provision (benefit) for income taxes consists of the following for the year ended December 31, 2019 and the period from August 1, 2018 through December 31, 2018:

	December 31, 2019	August 1, 2018 to December 31, 2018
Federal	$-	$-
State	-	-
Deferred	-	-
Total	$-	$-

Schedule of Income Tax Rate

The difference between the actual income tax rate versus the tax computed at the Federal Statutory rate follows:

	December 31, 2019	August 1, 2018 to December 31, 2018
Federal rate	21%	21%
State net of federal	3%	3%
Non-deductible acquired intangible assets	(18)%	0%
Valuation allowance	(6)%	(24)%
Effective income tax rate	0%	0%

Schedule of Deferred Income Tax Assets and Liabilities

Deferred income tax assets and (liabilities) consist of the following:

	December 31, 2019	December 31, 2018
Deferred tax assets
Net operating loss carryforward	$1,013,793	$351,114
Other	3	2,833
Total deferred tax assets	1,013,796	353,947
Valuation allowance	(559,175)	(353,947)
Net deferred tax assets	454,621	-

Deferred tax liabilities
Goodwill and intangibles	$(454,621)	$-
Other	-	-
Total deferred tax liabilities	(454,621)	-

Net deferred taxes	$-	$-